Restatement (Details) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses
Depreciation and amortization	$ 80,748	$ 40,524	$ 29,730	$ 500,058	$ 70,254	$ 151,002	$ 348,172	$ 39,229	$ 3,174,374
Salaries and wages	376,342		30,000	3,367,099	784,481	406,342	3,802,158	5,053,600	3,801,074
Total operating expenses	1,074,120	699,381	914,389	6,742,359	1,613,771	3,525,889	7,938,345	6,343,931
Other income (expenses)
Change in fair value of derivative instruments	(130)			(894,865)	130		198,908	421,340
Gain (loss) from deconsolidation of Digital	582,036					582,036	453,514
Goodwill impairment
Interest expense	(723,675)	(227,693)	(61,330)	(2,096,545)	(289,022)	(1,118,654)	(1,699,746)	(1,443,229)	(426,178)
Total other income (expenses)	(194,808)	(226,783)	(62,110)	(2,911,410)	(288,892)	(514,637)	(1,097,863)	(1,021,889)	(49,390)
Net loss	(810,901)	(511,074)	(321,144)	(1,498,906)	(832,218)	(1,676,190)	(1,213,199)	(6,404,628)	(3,900,406)
Net (income) loss attributable to non-controlling interest	16,163		5,051	(12,400)	16,948	66,222	(16,448)
Net loss attributable to InterCloud Systems, Inc.	(794,738)	(499,177)	(316,093)	(2,364,972)	(815,270)	(1,609,968)	(1,229,647)	(6,404,628)
Less dividends on Series C, D, E, F and H Preferred Stock	(52,999)		(17,722)	853,666	52,958	(105,957)	843,215
Net Loss attributable to InterCloud Systems, Inc common stockholders	(847,737)	(534,413)	(333,815)	(2,364,972)	(868,228)	(1,715,925)	(2,072,862)	(6,404,628)
As Previously Reported [Member]
Operating expenses
Depreciation and amortization	41,434	25,002	14,208		39,210	80,644
Salaries and wages	223,998	200,000	180,000		380,000	603,998		5,853,600	1,574,374
Total operating expenses	882,462	883,859	1,048,867		1,932,727	3,653,187		8,994,949	3,203,855
Other income (expenses)
Change in fair value of derivative instruments	(360,868)					(360,738)		458,754
Gain (loss) from deconsolidation of Digital	(880,393)					(880,393)
Goodwill impairment								(437,000)
Interest expense	(723,675)	(251,889)	(289,223)		(541,106)	(1,370,738)		(1,240,457)	(267,368)
Total other income (expenses)	(2,017,975)	(250,974)	(290,003)		(540,976)	(2,589,888)		(1,218,703)	109,420
Net loss	(2,442,410)	(719,743)	(683,515)		(1,403,258)	(2,589,888)		(7,401,442)	(2,141,596)
Net (income) loss attributable to non-controlling interest	16,163		5,051			33,111
Net loss attributable to InterCloud Systems, Inc.	(2,426,247)	(707,846)	(678,464)		(1,386,310)	(3,812,517)
Less dividends on Series C, D, E, F and H Preferred Stock	(52,999)		(17,722)			(105,957)
Net Loss attributable to InterCloud Systems, Inc common stockholders	(2,479,246)	(743,082)	(696,186)		(1,439,268)	(3,918,474)
Adjustments [Member]
Operating expenses
Depreciation and amortization	39,314	15,522	15,522		31,044	70,358
Salaries and wages	152,344	(200,000)	(150,000)		(350,000)	(197,656)		(800,000)	1,600,000
Total operating expenses	191,658	(184,478)	(134,478)		(318,956)	(127,298)		(2,651,018)	597,219
Other income (expenses)
Change in fair value of derivative instruments	360,738					360,738		(37,414)
Gain (loss) from deconsolidation of Digital	1,462,429					1,462,429
Goodwill impairment								437,000
Interest expense		24,191	227,893		252,084	252,084		(202,772)	(158,810)
Total other income (expenses)	1,823,167	24,191	227,893		252,084	2,075,251		196,814	(158,810)
Net loss	1,631,509	208,669	362,371		571,040	2,169,438		996,814	(1,758,810)
Net (income) loss attributable to non-controlling interest						33,111
Net loss attributable to InterCloud Systems, Inc.	1,631,509	208,669	362,371		571,040	2,202,549
Less dividends on Series C, D, E, F and H Preferred Stock
Net Loss attributable to InterCloud Systems, Inc common stockholders	$ 1,631,509	$ 208,669	$ 362,371		$ 571,040	$ 2,202,549